Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio
July 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 95.43%Δ
Austria − 2.33%
Mondi	59,689	$ 1,654,803
		1,654,803
Brazil − 3.98%
Hypera	203,000	1,390,296
Itau Unibanco Holding ADR	113,137	652,800
Suzano †	75,000	782,653
		2,825,749
Canada − 1.40%
Barrick Gold	45,790	996,848
		996,848
China − 37.72%
Alibaba Group Holding †	161,780	3,951,113
Autohome ADR	24,686	1,118,276
Baidu ADR †	14,679	2,407,503
China Medical System Holdings	330,000	670,166
China Merchants Bank Class H	362,500	2,757,740
CSPC Pharmaceutical Group	1,564,960	2,112,444
Haier Smart Home Class H	705,400	2,419,292
Hengan International Group	167,500	993,554
NetEase	100,162	1,992,245
Ping An Insurance Group Co. of China Class H	385,000	3,369,075
Tencent Holdings	41,100	2,478,665
Tingyi Cayman Islands Holding	674,000	1,215,168
Xinyi Solar Holdings	579,287	1,166,841
Yum China Holdings	2,279	141,731
		26,793,813
Hong Kong − 1.94%
WH Group 144A #	1,665,500	1,379,979
		1,379,979
India − 10.88%
HCL Technologies	152,812	2,107,172
Housing Development Finance	64,349	2,118,345
Infosys ADR	53,673	1,187,247
Reliance Industries	84,488	2,315,992
		7,728,756
Indonesia − 1.48%
Bank Rakyat Indonesia Persero	4,107,200	1,053,688
		1,053,688
Mexico − 1.27%
Grupo Financiero Banorte Class O	138,854	898,292
		898,292
	Number of shares	Value (US $)
Common StockΔ (continued)
Peru − 1.76%
Credicorp †	12,363	$ 1,248,168
		1,248,168
Republic of Korea − 9.29%
Samsung Electronics	50,192	3,429,940
Samsung Fire & Marine Insurance	6,018	1,122,647
Shinhan Financial Group	27,178	921,149
SK Hynix	11,489	1,124,731
		6,598,467
Russia − 2.81%
LUKOIL PJSC ADR (London International Exchange)	13,283	1,138,164
Polymetal International	39,324	854,490
		1,992,654
Taiwan − 18.37%
Alchip Technologies	24,000	546,086
ASE Technology Holding	293,000	1,289,301
CTBC Financial Holding	1,037,046	849,240
Delta Electronics	126,000	1,298,298
Hon Hai Precision Industry	652,000	2,576,522
Taiwan Semiconductor Manufacturing	310,588	6,491,134
		13,050,581
United Kingdom − 2.20%
Unilever	27,114	1,562,848
		1,562,848
Total Common Stock (cost $56,529,672)		67,784,646

Preferred Stock – 3.91%Δ
Brazil − 1.00%
Itausa 2.46% **	329,888	708,136
		708,136
Republic of Korea − 2.91%
LG Chem 2.58% **	3,318	1,106,770
Samsung Electronics 4.00% **	15,351	963,673
		2,070,443
Total Preferred Stock (cost $2,679,340)		2,778,579

Short-Term Investments – 0.70%
Money Market Mutual Funds – 0.70%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	125,309	125,309
NQ-DPT-151 [7/21] 9/21 (1845885)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	125,309	$ 125,309
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	125,309	125,309
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	125,310	125,310
Total Short-Term Investments (cost $501,237)		501,237

Total Value of Securities−100.04% (cost $59,710,249)		71,064,462
Liabilities Net of Receivables and Other Assets — (0.04%)		(29,760)
Net Assets Applicable to 7,562,685 Shares Outstanding — 100.00%	$71,034,702
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of Rule 144A securities was $1,379,979, which represents 1.94% of the Portfolio's net assets.
**	Perpetual security with no stated maturity date.
The following foreign currency exchange contracts were outstanding at July 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	HKD	754,280	USD	(97,030)	8/3/21	$32	$—
BNYM	KRW	37,423,562	USD	(32,594)	8/2/21	—	(94)
Total Foreign Currency Exchange Contracts						$32	$(94)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
2    NQ-DPT-151 [7/21] 9/21 (1845885)

(Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
PJSC – Private Joint Stock Company
Summary of currencies:
HKD – Hong Kong Dollar
KRW – South Korean Won
USD – US Dollar
NQ-DPT-151 [7/21] 9/21 (1845885)    3